Pensions and other post-employment benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pensions and other post-employment benefits
Actuarial assumption of retirement age	60 years
Germany
Pensions and other post-employment benefits
Rate of increase of future earnings	3.00%	3.00%
Discount rate	3.30%	3.70%
Expected pension increases	2.10%	2.50%
Inflation rate	2.10%	2.50%
Switzerland
Pensions and other post-employment benefits
Rate of increase of future earnings	2.00%	2.00%
Discount rate	1.40%	2.20%
Inflation rate	1.30%	1.30%
Ireland
Pensions and other post-employment benefits
Rate of increase of future earnings	2.00%	2.00%
Discount rate	3.30%	3.60%
Expected pension increases	3.00%	3.00%
Inflation rate	2.10%	2.40%
Rest of World
Pensions and other post-employment benefits
Discount rate	5.10%	5.40%
Inflation rate	2.50%	2.50%